Segment information - Geographic information (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic information
Total revenues and other income	$ 65,319	$ 53,323	$ 40,540
Total non-current assets Breakdown by location of operations	39,350	32,352	26,973
By location of operations
Geographic information
Total revenues and other income	65,319	53,323	40,540
Total non-current assets Breakdown by location of operations	39,350
By location of customer
Geographic information
Total revenues and other income	65,319	53,323	40,540
Argentina
Geographic information
Total non-current assets Breakdown by location of operations		29,832	24,844
Argentina | By location of operations
Geographic information
Total revenues and other income	62,012	50,406	38,677
Total non-current assets Breakdown by location of operations	36,429
Argentina | By location of customer
Geographic information
Total revenues and other income	61,696	49,958	38,388
Abroad
Geographic information
Total non-current assets Breakdown by location of operations		2,520	2,129
Abroad | By location of operations
Geographic information
Total revenues and other income	3,307	2,917	1,863
Total non-current assets Breakdown by location of operations	2,921
Abroad | By location of customer
Geographic information
Total revenues and other income	$ 3,623	$ 3,365	$ 2,152